BETTER 10K - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Accounting Standards Update and Change in Accounting Principle	The following table summarizes the impact of the modified retrospective adoption of ASC 842 on the Company’s consolidated balance sheet:As of January 1, 2021(Amounts in thousands)Balance as of December 31, 2020Adjustments due to ASC 842Balance as of January 1, 2021Accounts Receivable$46,845 $5,915 $52,760 Property and equipment, net20,718 6,736 27,454 Right-of-use asset— 65,889 65,889 Total Assets $67,563 $78,540 $146,103 Accounts payable and accrued expenses$123,849 $10,880 $134,729 Other liabilities47,588 (2,898)44,690 Lease liabilities— 69,566 69,566 Total Liabilities 171,437 77,548 248,985 Retained earnings7,522 993 8,515 Total Stockholders’ Equity $7,522 $993 $8,515